S000003463 [Member] Expense Example - Sit Developing Markets Growth Fund - Sit Developing Markets Growth Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	$ 1,217